Reserves - Roll Forward of Short Duration Claims and Benefits Payable Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims and benefits payable, at beginning of year	$ 17.1	$ 19.1	$ 22.5
Less: Reinsurance ceded and other	(17.0)	(19.0)	(22.4)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.9	0.1	0.3
Prior years	(0.8)	0.0	0.0
Total incurred losses and loss adjustment expenses	0.1	0.1	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.1	0.1	0.2
Prior years	0.0	0.0	0.1
Total paid losses and loss adjustment expenses	0.1	0.1	0.3
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	15.6	17.0	19.0
Claims and benefits payable, at end of year	$ 15.7	$ 17.1	$ 19.1